Shareholder Report, Average Annual Return (Details)					12 Months Ended		51 Months Ended	53 Months Ended	60 Months Ended	78 Months Ended	99 Months Ended	120 Months Ended
	Sep. 30, 2020	Aug. 03, 2020	Jul. 02, 2018	Oct. 01, 2016	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000025733
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Equity Index Fund
C000025740
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA All America Fund
C000025741
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Small Cap Value Fund
C000025742
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Small Cap Growth Fund
C000200087
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Small Cap Equity Index Fund
C000025743
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Mid Cap Value Fund
C000025744
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Mid Cap Equity Index Fund
C000025746
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Balanced Fund
C000047659
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA International Fund
C000218762
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Catholic Values Index Fund
C000047651
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Retirement Income Fund
C000047652
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2015 Fund
C000047653
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2020 Fund
C000047654
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2025 Fund
C000047655
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2030 Fund
C000047656
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2035 Fund
C000047657
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2040 Fund
C000047658
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2045 Fund
C000112889
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2050 Fund
C000168453
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2055 Fund
C000200088
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2060 Fund
C000218763
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2065 Fund
C000025747
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Conservative Allocation Fund
C000025734
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Moderate Allocation Fund
C000025735
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Aggressive Allocation Fund
C000025738
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Intermediate Bond Fund
C000025739
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MoA Core Bond Fund
Without Sales Load [Member] | C000025733
Average Annual Return [Line Items]
Average Annual Return, Percent					24.83%				14.35%			12.92%
Without Sales Load [Member] | C000025740
Average Annual Return [Line Items]
Average Annual Return, Percent					19.12%				11.88%			10.60%
Without Sales Load [Member] | C000025741
Average Annual Return [Line Items]
Average Annual Return, Percent					11.29%				6.93%			5.94%
Without Sales Load [Member] | C000025742
Average Annual Return [Line Items]
Average Annual Return, Percent					9.92%				7.61%			7.61%
Without Sales Load [Member] | C000200087
Average Annual Return [Line Items]
Average Annual Return, Percent					8.55%				8.12%	6.50%
Without Sales Load [Member] | C000025743
Average Annual Return [Line Items]
Average Annual Return, Percent					10.78%				7.85%			7.47%
Without Sales Load [Member] | C000025744
Average Annual Return [Line Items]
Average Annual Return, Percent					13.77%				10.12%			9.50%
Without Sales Load [Member] | C000025746
Average Annual Return [Line Items]
Average Annual Return, Percent					17.56%				9.13%			8.26%
Without Sales Load [Member] | C000047659
Average Annual Return [Line Items]
Average Annual Return, Percent					5.19%				5.84%			5.86%
Without Sales Load [Member] | C000218762
Average Annual Return [Line Items]
Average Annual Return, Percent					23.02%		14.77%
Without Sales Load [Member] | C000047651
Average Annual Return [Line Items]
Average Annual Return, Percent					7.21%				3.55%			4.21%
Without Sales Load [Member] | C000047652
Average Annual Return [Line Items]
Average Annual Return, Percent					7.58%				3.91%			4.94%
Without Sales Load [Member] | C000047653
Average Annual Return [Line Items]
Average Annual Return, Percent					8.10%				4.76%			5.72%
Without Sales Load [Member] | C000047654
Average Annual Return [Line Items]
Average Annual Return, Percent					9.70%				5.94%			6.61%
Without Sales Load [Member] | C000047655
Average Annual Return [Line Items]
Average Annual Return, Percent					11.16%				7.24%			7.51%
Without Sales Load [Member] | C000047656
Average Annual Return [Line Items]
Average Annual Return, Percent					13.05%				8.31%			8.28%
Without Sales Load [Member] | C000047657
Average Annual Return [Line Items]
Average Annual Return, Percent					14.35%				9.34%			8.85%
Without Sales Load [Member] | C000047658
Average Annual Return [Line Items]
Average Annual Return, Percent					14.90%				9.68%			8.99%
Without Sales Load [Member] | C000112889
Average Annual Return [Line Items]
Average Annual Return, Percent					15.39%				9.81%			9.08%
Without Sales Load [Member] | C000168453
Average Annual Return [Line Items]
Average Annual Return, Percent					15.66%				10.05%		10.29%
Without Sales Load [Member] | C000200088
Average Annual Return [Line Items]
Average Annual Return, Percent					15.73%				10.25%	9.58%
Without Sales Load [Member] | C000218763
Average Annual Return [Line Items]
Average Annual Return, Percent					16.01%			12.76%
Without Sales Load [Member] | C000025747
Average Annual Return [Line Items]
Average Annual Return, Percent					8.09%				4.42%			4.96%
Without Sales Load [Member] | C000025734
Average Annual Return [Line Items]
Average Annual Return, Percent					11.27%				7.11%			7.11%
Without Sales Load [Member] | C000025735
Average Annual Return [Line Items]
Average Annual Return, Percent					13.22%				8.63%			8.30%
Without Sales Load [Member] | C000025738
Average Annual Return [Line Items]
Average Annual Return, Percent					2.79%				0.50%			1.47%
Without Sales Load [Member] | C000025739
Average Annual Return [Line Items]
Average Annual Return, Percent					1.17%				(0.82%)			1.24%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000 Index
Average Annual Return, Percent					23.81%				13.86%			12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000 Index
Average Annual Return, Percent					23.81%				13.86%			12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000 Index
Average Annual Return, Percent					23.81%				13.86%			12.55%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent					25.02%				14.53%	14.47%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					24.51%				14.28%			12.87%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent					25.02%				14.53%			13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent					25.02%				14.53%			13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent					25.02%		15.81%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent					25.02%				14.53%			13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent					25.02%				14.53%			13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent					25.02%				14.53%			13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent					25.02%				14.53%			13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent					25.02%				14.53%			13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent					25.02%				14.53%			13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent					25.02%				14.53%			13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent					25.02%				14.53%			13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent					25.02%				14.53%			13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent					25.02%				14.53%		14.85%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent					25.02%				14.53%	14.47%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent					25.02%			15.81%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent					25.02%				14.53%			13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent					25.02%				14.53%			13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent					25.02%				14.53%			13.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					1.25%				(0.33%)			1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					1.25%				(0.33%)			1.35%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent					25.02%				14.53%			13.10%
Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000 Value Index
Average Annual Return, Percent					8.05%				7.29%			7.14%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000 Growth Index
Average Annual Return, Percent					15.15%				6.86%			8.09%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600 Index
Average Annual Return, Percent					8.70%				8.36%	6.65%
Russell Mid Cap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell Mid Cap Value Index
Average Annual Return, Percent					13.07%				8.59%			8.10%
S&P MidCap 400 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400 Index
Average Annual Return, Percent					13.93%				10.34%			9.68%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					1.25%				(0.33%)			1.35%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent					5.45%				2.54%			1.79%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index
Average Annual Return, Percent					3.82%				4.73%			5.20%
S&P 500 Catholic Values Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Catholic Values Index
Average Annual Return, Percent					23.51%		15.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					1.25%				(0.33%)			1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					1.25%				(0.33%)			1.35%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent					5.45%				2.54%			1.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					1.25%				(0.33%)			1.35%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent					5.45%				2.54%			1.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					1.25%				(0.33%)			1.35%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent					5.45%				2.54%			1.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					1.25%				(0.33%)			1.35%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent					5.45%				2.54%			1.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					1.25%				(0.33%)			1.35%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent					5.45%				2.54%			1.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					1.25%				(0.33%)			1.35%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent					5.45%				2.54%			1.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					1.25%				(0.33%)			1.35%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent					5.45%				2.54%			1.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					1.25%				(0.33%)			1.35%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent					5.45%				2.54%			1.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					1.25%				(0.33%)		0.88%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent					5.45%				2.54%		2.15%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					1.25%				(0.33%)	1.31%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent					5.45%				2.54%	2.47%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					1.25%			(2.01%)
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent					5.45%			2.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					1.25%				(0.33%)			1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					1.25%				(0.33%)			1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					1.25%				(0.33%)			1.35%
Bloomberg U.S. Intermediate Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Intermediate Government/Credit Bond Index
Average Annual Return, Percent					3.00%				0.86%			1.71%